UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1 - March 31, 2009

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

as of March 31, 2009 (Unaudited)

	SHARES	MARKET VALUE

COMMON STOCKS (96.97%)

CONSUMER DISCRETIONARY (15.56%)
Automobiles (0.82%)
Thor Industries, Inc.	46,579	$727,564

Distributors (1.49%)
LKQ Corp.(a)	93,146	1,329,193

Diversified Consumer Services (4.43%)
Apollo Group, Inc., Class A(a)	17,700	1,386,441
Capella Education Co.(a)	14,652	776,556
K12, Inc.(a)	35,500	493,450
Strayer Education, Inc.	7,200	1,295,064
		3,951,511

Hotels, Restaurants & Leisure (4.42%)
BJ’s Restaurants, Inc.(a)	48,379	672,952
Chipotle Mexican Grill, Inc., Class B(a)	6,600	378,246
Ctrip.com International Ltd.(b)	20,020	548,548
Life Time Fitness, Inc.(a)	19,978	250,924
McDonald’s Corp.	18,400	1,004,088
Starbucks Corp.(a)	66,500	738,815
Texas Roadhouse, Inc., Class A(a)	37,183	354,354
		3,947,927

Media (0.29%)
DreamWorks Animation SKG, Inc., Class A(a)	11,900	257,516

Multi-line Retail (0.70%)
Dollar Tree, Inc.(a)	13,978	622,720

Specialty Retail (2.72%)
AutoZone, Inc.(a)	7,250	1,178,995
Hibbett Sports, Inc.(a)	34,908	670,932
The TJX Companies, Inc.	12,500	320,500
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	39,189	259,431
		2,429,858

Textiles, Apparel & Luxury Goods (0.69%)
Phillips-Van Heusen Corp.	27,182	616,488

CONSUMER STAPLES (2.33%)
Beverages (1.19%)
Hansen Natural Corp.(a)	29,527	1,062,972

Food & Staples Retailing (1.14%)
SYSCO Corp.	44,600	1,016,880

ENERGY (9.49%)
Energy Equipment & Services (6.36%)
CARBO Ceramics, Inc.	14,271	405,867
Core Laboratories N.V.	21,574	1,578,354
IHS, Inc.(a)	19,290	794,362
NATCO Group, Inc.(a)	27,183	514,574
National Oilwell Varco, Inc.(a)	15,100	433,521
Oceaneering International, Inc.(a)	18,900	696,843
Patterson-UTI Energy, Inc.	52,531	470,678
Smith International, Inc.	24,400	524,112
Weatherford International Ltd.(a)	23,400	259,038
		5,677,349

Oil, Gas & Consumable Fuels (3.13%)
Exxon Mobil Corp.	9,800	667,380
Petroleo Brasileiro S.A.(b)	26,300	801,361
Plains Exploration & Production Co.(a)	25,200	434,196
Range Resources Corp.	14,500	596,820
Whiting Petroleum Corp.(a)	11,500	297,275
		2,797,032

FINANCIALS (8.03%)
Capital Markets (1.67%)
Affiliated Managers Group, Inc.(a)	13,478	562,168
GFI Group, Inc.	135,897	436,229
optionsXpress Holdings, Inc.	43,282	492,116
		1,490,513

Commercial Banks (1.02%)
Signature Bank(a)	32,325	912,535

Consumer Finance (1.20%)
Mastercard, Inc., Class A	5,500	921,140
Visa, Inc., Class A	19,200	1,067,520
		1,988,660

Diversified Financial Services (2.23%)
Financial Federal Corp.	23,833	504,783
IntercontinentalExchange, Inc.(a)	5,800	431,926
MSCI, Inc.(a)	14,389	243,318
		1,180,027

Insurance (2.31%)
ACE Ltd.	16,300	658,520
Brown & Brown, Inc.	11,790	222,949
eHealth, Inc.(a)	35,200	563,552
Tower Group, Inc.	25,100	618,213
		2,063,234

Thrifts & Mortgage Finance (0.51%)
People’s United Financial, Inc.	25,200	452,844

HEALTH CARE (18.25%)
Biotechnology (5.88%)
Amgen, Inc.(a)	13,300	658,616
BioMarin Pharmaceutical, Inc.(a)	38,953	481,070
Genzyme Corp.(a)	17,400	1,033,386
Gilead Sciences, Inc.(a)	28,200	1,306,224
InterMune, Inc.(a)	8,800	144,672
Isis Pharmaceuticals, Inc.(a)	19,500	292,695
Martek Biosciences Corp.	19,520	356,240
United Therapeutics Corp.(a)	7,318	483,647
Vertex Pharmaceuticals, Inc.(a)	17,000	488,410
		5,244,960

Health Care Equipment & Supplies (4.28%)
Accuray, Inc.(a)	30,893	155,392
Becton, Dickinson and Co.	6,500	437,060
I-Flow Corp.(a)	40,156	146,569
Intuitive Surgical, Inc.(a)	6,200	591,232
Masimo Corp.(a)	19,243	557,662
ResMed, Inc.(a)	21,474	758,891
St. Jude Medical, Inc.(a)	16,600	603,078
SurModics, Inc.(a)	8,092	147,679
Thoratec Corp.(a)	16,400	421,316
		3,818,879

Health Care Providers & Services (3.59%)
athenahealth, Inc.(a)	1,200	28,932
CardioNet, Inc.(a)	5,592	156,912
Lincare Holdings, Inc.(a)	33,574	731,913
PSS World Medical, Inc.(a)	31,477	451,695
Psychiatric Solutions, Inc.(a)	15,900	250,107
Quest Diagnostics, Inc.	12,000	569,760
VCA Antech, Inc.(a)	44,801	1,010,262
		3,199,581

Pharmaceuticals (4.50%)
Auxilium Pharmaceuticals, Inc.(a)	7,260	201,247
Eli Lilly & Co.	16,500	551,265
Mylan, Inc.(a)	101,600	1,362,456
Teva Pharmaceutical Industries Ltd.(b)	38,900	1,752,445
XenoPort, Inc.(a)	7,500	145,200
		4,012,613

INDUSTRIALS (12.41%)
Aerospace & Defense (1.51%)
Spirit AeroSystems Holdings, Inc.(a)	48,400	482,548
TransDigm Group, Inc.(a)	26,416	867,501
		1,350,049

Air Freight & Logistics (1.71%)
C.H. Robinson Worldwide, Inc.	9,500	433,295
Expeditors International of Washington, Inc.	20,300	574,287
UTI Worldwide, Inc.	43,088	514,902
		1,522,484

Commercial Services & Supplies (6.45%)
American Reprographics Co.(a)	71,879	254,452
Clean Harbors, Inc.(a)	16,900	811,200
The Corporate Executive Board Co.	8,615	124,918
Quanta Services, Inc.(a)	38,700	830,115
Resources Connection, Inc.(a)	82,985	1,251,413
Ritchie Bros. Auctioneers, Inc.	26,173	486,556
Stantec, Inc.(a)	39,139	712,330
Stericycle, Inc.(a)	16,962	809,596
Waste Connections, Inc.(a)	18,466	474,576
		5,755,156

Construction & Engineering (0.46%)
The Shaw Group, Inc.(a)	14,800	405,668

Electrical Equipment (0.33%)
Rockwell Automation, Inc.	13,600	297,024

Machinery (0.86%)
Kaydon Corp.	8,002	218,695
SPX Corp.	11,700	550,017
		768,712

Professional Services (0.17%)
Monster Worldwide, Inc.(a)	18,390	149,879

Trading Companies & Distributors (0.92%)
Fastenal Co.	25,558	821,817

INFORMATION TECHNOLOGY (26.39%)
Communications Equipment (4.34%)
Cisco Systems, Inc.(a)	74,600	1,251,041
Corning, Inc.	57,300	760,371
Infinera Corp.(a)	57,994	429,156
Polycom, Inc.(a)	60,217	926,740
Research In Motion Ltd.(a)	11,800	508,226
		3,875,534

Computers & Peripherals (4.11%)
Apple, Inc.(a)	8,800	925,056
EMC Corp.(a)	101,200	1,153,680
International Business Machines Corp.	16,400	1,588,996
		3,667,732

Electronic Equipment & Instruments (1.07%)
FLIR Systems, Inc.(a)	22,784	466,616
National Instruments Corp.	26,090	486,579
		953,195

Internet Software & Services (2.73%)
Baidu.com(a)(b)	5,500	971,301
comScore, Inc.(a)	21,693	262,268
Mercadolibre, Inc.(a)	32,037	594,286
VistaPrint Ltd.(a)	22,255	611,790
		2,439,645

IT Services (3.07%)
Alliance Data Systems Corp.(a)	14,900	550,555
Automatic Data Processing, Inc.	29,500	1,037,220
Cognizant Technology Solutions Corp., Class A(a)	42,500	883,575
SRA International, Inc.(a)	17,953	263,909
		2,735,259

Semiconductors & Semiconductor Equipment (1.44%)
Cavium Networks, Inc.(a)	32,788	378,374
FormFactor, Inc.(a)	16,646	299,961
Hittite Microwave Corp.(a)	19,450	606,839
		1,285,174

Software (8.60%)
ANSYS, Inc.(a)	55,812	1,400,881
CA, Inc.	35,300	621,633
Concur Technologies, Inc.(a)	13,500	259,065

Electronic Arts, Inc.(a)	22,400	407,456
Intuit, Inc.(a)	25,500	688,500
Monotype Imaging Holdings, Inc.(a)	29,557	110,543
Nuance Communications, Inc.(a)	29,800	323,628
Oracle Corp.(a)	58,300	1,053,481
Salesforce.com, Inc.(a)	20,700	677,511
Solera Holdings, Inc.(a)	20,603	510,542
Symantec Corp.(a)	60,700	906,858
VMware, Inc.(a)	30,160	712,379
		7,672,477

MATERIALS (2.09%)
Chemicals (1.04%)
Praxair, Inc.	13,795	928,266

Metals & Mining (1.05%)
Barrick Gold Corp.	29,000	940,180

TELECOMMUNICATION SERVICES (1.83%)
Diversified Telecommunication (0.71%)
Cbeyond, Inc.(a)	33,708	634,721

IT Services (0.56%)
NeuStar, Inc., Class A(a)	30,022	502,869

Wireless Telecommunication Services (0.56%)
Clearwire Corp.(a)	96,400	496,460

UTILITIES (0.59%)
Electric Utilities (0.59%)
ITC Holdings Corp.	12,077	526,799

TOTAL COMMON STOCKS (COST OF $110,195,926)		86,529,956

	PAR VALUE

SHORT TERM INVESTMENT (2.79%)

REPURCHASE AGREEMENT (2.79%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/09, due 04/01/09 at 0.01%, collateralized by several Fannie Mae and Freddie Mac Instruments with various maturity dates, market value of $2,543,113 (Repurchase proceeds of $2,488,001) (Cost of $2,488,000)	$2,488,000	2,488,000

TOTAL INVESTMENTS (99.76%) (COST OF 112,683,926)(c)		89,017,956
OTHER ASSETS IN EXCESS OF LIABILITIES (0.24%)		217,127
NET ASSETS (100.00%)		$89,235,083
NET ASSET VALUE PER SHARE (29,851,514 SHARES OUTSTANDING)		$2.99

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $112,956,233.

Gross unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$4,440,198
Gross unrealized depreciation	(28,378,475)
Net unrealized depreciation	$(23,938,277)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1- Quoted Prices	$86,529,956	—

Level 2- Other Significant Observable Inputs	$2,488,000	—

Level 3- Significant Unobservable Inputs	$0	—

Total	$89,017,956	—

*              Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the three months ended March 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income  including realized gain, not offset by capital loss carryforwards, if any, to its shareholders.  Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2005 through December 31, 2008 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2008 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has begun to evaluate the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                 The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 22, 2009

3